citigroup[logo]                                      Global Transaction Services
  corporate and                                      Two Portland Square
  investment banking                                 Portland, ME 04101

                                                     Tel 207 879 1900
                                                     Fax 207 822 6677

March 6, 2006


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      North American Government Bond Fund, Inc.
         File Nos.  33-53598, 811-07292
         CIK:  0000893566

Ladies and Gentlemen:

On behalf of North American Government Bond Fund, Inc., (the "Registrant"), a Maryland corporation, pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Statement of Additional Information dated March 1, 2006, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 28, 2006, accession number 0001275125-06-000084.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.


Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk
Citigroup Fund Services, LLC

                                                Citigroup Fund Services, LLC